Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AMC ROBOTICS CORPORATION
Entity Central Index Key	0001937891
Entity Primary SIC Number	7372
Entity Tax Identification Number	41-3041844
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12 East 49th Street
Entity Address, Address Line Two	Suite 1805
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(734)
Local Phone Number	709-5127
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System